COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund (the “Fund”)

Institutional Shares (CRANX)

Incorporated herein by reference is a supplement to the Fund’s Institutional Shares prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 10, 2020 (SEC Accession No. 0001398344-20-013608).